Equity (Details) - USD ($)			6 Months Ended
		Oct. 17, 2024	Jun. 30, 2025		Dec. 31, 2024		Dec. 01, 2023	Nov. 16, 2023	Sep. 27, 2023
Equity [Line Items]
Authorized share capital (in Dollars)								$ 50,000	$ 50,000
Shares authorized									50,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001		$ 0.001
Gross proceeds (in Dollars)		$ 6,000,000
Net proceeds (in Dollars)		$ 5,300,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized			400,000,000	[1]	400,000,000	[1]		400,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Common stock, shares issued			11,500,000	[1]	11,500,000	[1]	10,000,000
Shares issued completion of IPO		1,500,000
Shares price per share (in Dollars per share)		$ 4
Net proceeds (in Dollars)		$ 3,900,000
Holders entitled to exercise vote			one
Class B Shares [Member]
Equity [Line Items]
Shares authorized			100,000,000	[1]	100,000,000	[1]		100,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Common stock, shares issued			10,000,000	[1]	10,000,000	[1]	10,000,000
Holders entitled to exercise vote			20

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.